Marketable securities (Tables)	12 Months Ended
Dec. 31, 2023
Marketable securities
Schedule of marketable securities
	Credit Risk	December 31, 2023	December 31, 2022
Private investment fund	AAA	245,942	31,842
Private investment fund	AA	-	348,672
		245,942	380,514